PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks 95.0%
Australia 4.2%
Ansell Ltd.	4,556	$131,787
Australia & New Zealand Banking Group Ltd.	24,552	499,782
BHP Group Ltd.	26,938	1,054,016
Charter Hall Group, REIT	30,080	360,946
Commonwealth Bank of Australia	2,798	205,011
Dexus, REIT	14,196	107,213
Fortescue Metals Group Ltd.	90,554	1,655,626
Goodman Group, REIT	101,567	1,689,816
JB Hi-Fi Ltd.	14,097	497,903
Pendal Group Ltd.	44,308	262,550
Platinum Asset Management Ltd.	80,653	242,518
Rio Tinto Ltd.	2,980	292,533
Rio Tinto PLC	25,628	2,177,090
Sonic Healthcare Ltd.	3,759	111,017
Stockland, REIT	163,588	529,915
Super Retail Group Ltd.	49,600	483,256
Wesfarmers Ltd.	14,627	659,006
		10,959,985
Austria 0.5%
OMV AG	22,009	1,186,314
Belgium 0.2%
Ageas SA/NV	2,190	115,658
Etablissements Franz Colruyt NV	1,898	107,876
Tessenderlo Group SA*	6,220	261,976
		485,510
Brazil 1.6%
Banco do Brasil SA	138,800	841,341
Cia de Saneamento de Minas Gerais-COPASA	207,100	551,127
Cia de Saneamento do Parana, UTS	54,900	205,760
Petroleo Brasileiro SA	33,100	175,406
Sao Martinho SA	25,200	156,525
Vale SA	42,500	895,166
WEG SA	198,600	1,365,119
Yara International ASA	1,995	105,115
		4,295,559

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada 7.2%
Alimentation Couche-Tard, Inc. (Class B Stock)	36,000	$1,451,138
Bank of Montreal	6,800	673,296
Bank of Nova Scotia (The)	8,000	499,327
Canadian Imperial Bank of Commerce	4,200	488,373
Canadian Natural Resources Ltd.	44,700	1,475,071
Canadian Tire Corp. Ltd. (Class A Stock)	700	107,693
Constellation Software, Inc.	1,100	1,762,001
Corus Entertainment, Inc. (Class B Stock)	204,900	950,923
Fairfax Financial Holdings Ltd.	300	126,372
Great-West Lifeco, Inc.	39,000	1,173,501
Interfor Corp.	41,400	849,171
Loblaw Cos. Ltd.	3,900	263,835
Magna International, Inc.	18,400	1,542,674
Manulife Financial Corp.	86,100	1,664,582
National Bank of Canada	20,900	1,599,664
North West Co., Inc. (The)	12,500	364,300
Quebecor, Inc. (Class B Stock)	10,300	269,471
Royal Bank of Canada	17,400	1,759,804
Thomson Reuters Corp.	7,000	741,744
Toronto-Dominion Bank (The)	16,700	1,110,344
		18,873,284
Chile 0.2%
Banco Santander Chile	2,377,221	117,313
Engie Energia Chile SA	393,446	307,909
		425,222
China 10.1%
Agile Group Holdings Ltd.	64,000	70,148
Alibaba Group Holding Ltd.*	83,400	2,070,602
Anhui Conch Cement Co. Ltd. (Class H Stock)	143,000	683,813
Bank of China Ltd. (Class H Stock)	2,431,000	846,151
Bank of Communications Co. Ltd. (Class H Stock)	2,228,000	1,290,729
Beijing Enterprises Holdings Ltd.	30,000	93,458
BOE Technology Group Co. Ltd. (Class A Stock)	279,400	248,461
China Construction Bank Corp. (Class H Stock)	2,473,000	1,726,065
China Hongqiao Group Ltd.	592,500	789,218
China Medical System Holdings Ltd.	122,000	248,680
China National Building Material Co. Ltd. (Class H Stock)	72,000	78,153
China Petroleum & Chemical Corp. (Class H Stock)	2,878,000	1,315,816
China Resources Land Ltd.	30,000	100,388
China Resources Power Holdings Co. Ltd.	330,000	569,614
China Shenhua Energy Co. Ltd. (Class H Stock)	570,000	1,081,430

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Chlitina Holding Ltd.	86,910	$639,114
Chow Tai Fook Jewellery Group Ltd.	559,800	1,177,015
CITIC Ltd.	1,246,000	1,350,168
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*(a)	365,300	554,169
CSPC Pharmaceutical Group Ltd.	1,012,000	1,368,291
Ecovacs Robotics Co. Ltd. (Class A Stock)	11,200	296,901
Focus Media Information Technology Co. Ltd. (Class A Stock)	210,600	245,086
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,146,000	638,151
Industrial Bank Co. Ltd. (Class A Stock)	82,400	225,652
Intco Medical Technology Co. Ltd. (Class A Stock)	13,300	241,604
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	23,800	361,136
Lenovo Group Ltd.	76,000	70,915
Li Ning Co. Ltd.	72,000	761,672
Longfor Group Holdings Ltd., 144A	21,000	98,042
Maxscend Microelectronics Co. Ltd. (Class A Stock)	2,880	180,448
Metallurgical Corp. of China Ltd. (Class A Stock)	197,400	114,331
PetroChina Co. Ltd. (Class H Stock)	252,000	104,999
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	227,900	394,157
Shanghai International Port Group Co. Ltd. (Class A Stock)	303,800	231,761
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,300	78,863
Sinotruk Hong Kong Ltd.	150,000	257,003
Sunac China Holdings Ltd.*	38,000	98,783
Tencent Holdings Ltd.	29,500	1,827,785
Tianneng Power International Ltd.(a)	418,000	802,723
Want Want China Holdings Ltd.	664,000	447,944
Wilmar International Ltd.	320,700	1,030,132
Xiaomi Corp. (Class B Stock), 144A*	68,600	225,043
Zhongsheng Group Holdings Ltd.	114,000	1,050,342
Zhuzhou Kibing Group Co. Ltd. (Class A Stock)	117,000	377,894
		26,462,850
Denmark 1.0%
AP Moller - Maersk A/S (Class B Stock)	545	1,515,813
Novo Nordisk A/S (Class B Stock)	1,314	121,416
Scandinavian Tobacco Group A/S, 144A	52,470	1,075,165
		2,712,394
Finland 1.1%
Fortum OYJ	39,865	1,099,531
Nordea Bank Abp	154,917	1,816,986
		2,916,517

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France 6.5%
Amundi SA, 144A	7,238	$669,164
BNP Paribas SA	27,363	1,669,834
Cie de Saint-Gobain	28,092	2,007,308
Cie Generale des Etablissements Michelin SCA	1,581	258,266
Credit Agricole SA	99,965	1,392,969
Dassault Systemes SE	24,752	1,369,212
Hermes International	498	761,271
Ipsen SA	12,270	1,312,069
IPSOS	2,184	101,360
Kering SA	380	340,733
La Francaise des Jeux SAEM, 144A	2,058	110,145
LVMH Moet Hennessy Louis Vuitton SE	1,106	883,279
Metropole Television SA	7,770	155,838
Publicis Groupe SA	2,300	145,236
Sanofi	22,586	2,327,656
Sartorius Stedim Biotech	3,172	1,812,857
Television Francaise 1	49,958	477,667
Trigano SA	5,239	1,134,519
		16,929,383
Germany 5.9%
ADVA Optical Networking SE*	7,119	105,972
Bayerische Motoren Werke AG	2,990	297,558
Brenntag SE	11,644	1,163,089
Covestro AG, 144A	21,433	1,378,886
Daimler AG	19,581	1,749,693
Deutsche Post AG	30,055	2,038,528
Deutsche Telekom AG	5,787	120,288
Fresenius Medical Care AG & Co. KGaA	13,059	1,028,702
Fresenius SE & Co. KGaA	26,460	1,392,361
HeidelbergCement AG	1,160	103,047
HelloFresh SE*	11,853	1,112,676
Hornbach Baumarkt AG	3,970	160,289
Merck KGaA	8,039	1,648,005
ProSiebenSat.1 Media SE	15,407	293,164
SAP SE	18,203	2,609,554
Secunet Security Networks AG	234	133,738
Zalando SE, 144A*	1,056	117,372
		15,452,922
Hong Kong 1.9%
CK Asset Holdings Ltd.	30,000	204,490
Henderson Land Development Co. Ltd.	48,000	214,718

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Sun Hung Kai Properties Ltd.	100,500	$1,440,864
Techtronic Industries Co. Ltd.	64,000	1,147,355
Value Partners Group Ltd.	1,325,000	762,508
Vinda International Holdings Ltd.(a)	341,000	963,146
Xinyi Glass Holdings Ltd.	28,000	104,862
		4,837,943
India 2.3%
Bajaj Consumer Care Ltd.	233,950	899,909
Cyient Ltd.	22,372	297,535
GAIL India Ltd.	45,589	85,759
NTPC Ltd.	66,339	105,823
Oil & Natural Gas Corp. Ltd.	825,061	1,282,352
Power Grid Corp. of India Ltd.	353,572	814,864
Sun Pharmaceutical Industries Ltd.	10,710	111,712
Tata Steel Ltd.	79,601	1,535,254
Wipro Ltd.	94,590	749,295
		5,882,503
Indonesia 0.2%
First Pacific Co. Ltd.	1,318,000	440,187
Telkom Indonesia Persero Tbk PT	480,100	107,539
		547,726
Ireland 0.1%
Kingspan Group PLC	1,377	149,987
Italy 0.7%
Assicurazioni Generali SpA	10,058	200,883
Buzzi Unicem SpA	38,955	1,028,646
Poste Italiane SpA, 144A	11,808	156,534
Snam SpA	16,737	101,224
Unipol Gruppo SpA	46,657	248,884
		1,736,171
Japan 14.6%
Advantest Corp.	1,800	159,488
Aisin Corp.	2,400	97,327
BayCurrent Consulting, Inc.	900	358,532
Canon, Inc.	63,300	1,446,273
Chiba Bank Ltd. (The)	14,000	79,592

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Chugai Pharmaceutical Co. Ltd.	37,200	$1,368,982
Cosmo Energy Holdings Co. Ltd.	8,800	203,919
Dai-ichi Life Holdings, Inc.	80,000	1,472,396
Daiwa House Industry Co. Ltd.	27,400	838,648
Daiwa Securities Group, Inc.	111,800	586,167
Digital Holdings, Inc.	26,600	516,807
Fujitsu Ltd.	9,400	1,596,420
Funai Soken Holdings, Inc.	5,000	114,728
GungHo Online Entertainment, Inc.	31,000	574,270
Hitachi Ltd.	8,000	459,022
Hoya Corp.	3,100	436,426
Isuzu Motors Ltd.	39,300	521,807
ITmedia, Inc.	5,200	97,427
ITOCHU Corp.	54,300	1,604,563
Japan Post Holdings Co. Ltd.*	147,600	1,252,796
Japan Tobacco, Inc.	75,100	1,468,962
KDDI Corp.	16,300	496,054
Konami Holdings Corp.	3,700	204,661
Marubeni Corp.	22,700	193,258
MCJ Co. Ltd.	82,500	933,226
Medipal Holdings Corp.	16,400	308,496
Mitsubishi Estate Co. Ltd.	10,000	156,742
Mitsubishi UFJ Financial Group, Inc.	328,500	1,735,404
Mitsui & Co. Ltd.	72,200	1,654,065
Nintendo Co. Ltd.	3,500	1,801,601
Nippon Electric Glass Co. Ltd.	8,400	190,222
Nippon Telegraph & Telephone Corp.	30,668	783,737
Nippon Yusen KK	4,700	253,662
Nishi-Nippon Financial Holdings, Inc.	28,200	158,542
Nissha Co. Ltd.	10,800	152,086
Nitto Kogyo Corp.	8,400	138,540
Nomura Research Institute Ltd.	2,900	93,371
Okamura Corp.	37,800	534,784
Ono Pharmaceutical Co. Ltd.	34,300	779,483
Otsuka Holdings Co. Ltd.	33,200	1,317,169
Panasonic Corp.	87,500	1,044,855
Sekisui House Ltd.	5,800	114,613
SG Holdings Co. Ltd.	15,600	418,728
SHIFT, Inc.*	1,900	347,409
Shimadzu Corp.	2,600	104,825
Shimano, Inc.	6,500	1,663,297
Shionogi & Co. Ltd.	2,500	131,783
SMC Corp.	300	177,916
SoftBank Corp.	8,800	114,840

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Sony Group Corp.	23,100	$2,408,969
Sumitomo Chemical Co. Ltd.	19,800	103,180
Sumitomo Mitsui Financial Group, Inc.	12,200	411,668
Takeda Pharmaceutical Co. Ltd.	13,100	438,791
Tokyo Electron Ltd.	4,300	1,780,482
Toyota Motor Corp.	2,733	244,985
Transcosmos, Inc.	4,400	124,760
Uchida Yoko Co. Ltd.	7,600	349,179
Yamaha Motor Co. Ltd.	34,800	866,853
Yamato Holdings Co. Ltd.	3,300	95,051
ZOZO, Inc.	7,100	241,693
		38,323,532
Luxembourg 0.9%
ArcelorMittal SA	19,222	673,593
Eurofins Scientific SE	13,345	1,596,721
		2,270,314
Malaysia 0.5%
Astro Malaysia Holdings Bhd	467,500	116,515
Comfort Glove Bhd	191,400	84,716
Hartalega Holdings Bhd	108,000	180,449
Public Bank Bhd	120,400	113,694
Top Glove Corp. Bhd	928,300	878,038
		1,373,412
Malta 0.4%
Kindred Group PLC, SDR	69,429	1,139,921
Mexico 0.7%
America Movil SAB de CV (Class L Stock)	433,100	362,254
Grupo Mexico SAB de CV (Class B Stock)	302,300	1,384,676
		1,746,930
Netherlands 3.6%
ASM International NV	2,836	1,012,981
ASML Holding NV	3,911	2,991,327
Flow Traders, 144A	7,308	297,408
Koninklijke Ahold Delhaize NV	54,020	1,678,342
Koninklijke KPN NV	32,466	106,611
NN Group NV	28,449	1,414,490

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
Randstad NV	17,419	$1,259,817
Royal Dutch Shell PLC (Class A Stock)	38,571	772,389
		9,533,365
Nigeria 0.1%
Airtel Africa PLC, 144A	189,841	234,613
Norway 0.1%
DNB Bank ASA	6,206	126,797
Pakistan 0.2%
Engro Fertilizers Ltd.	397,359	186,006
Fauji Fertilizer Co. Ltd.	536,500	352,192
		538,198
Poland 0.2%
Polskie Gornictwo Naftowe i Gazownictwo SA	291,189	475,635
Portugal 0.1%
Sonae SGPS SA	346,962	343,024
Qatar 0.0%
Industries Qatar QSC	29,526	107,980
Russia 1.6%
Inter RAO UES PJSC	13,660,000	813,794
LUKOIL PJSC	2,320	199,119
Magnit PJSC, GDR	6,027	88,363
Novolipetsk Steel PJSC	32,130	113,628
Rosneft Oil Co. PJSC	181,720	1,349,751
Sberbank of Russia PJSC	412,269	1,727,307
		4,291,962
Saudi Arabia 0.1%
Al Rajhi Bank	9,898	292,947
Singapore 1.1%
BW LPG Ltd., 144A	154,704	895,034

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
DBS Group Holdings Ltd.	80,000	$1,794,323
Oversea-Chinese Banking Corp. Ltd.	31,100	281,734
		2,971,091
South Africa 1.2%
Impala Platinum Holdings Ltd.	47,172	851,934
Kumba Iron Ore Ltd.	20,691	1,099,235
Mr. Price Group Ltd.	55,400	823,854
Telkom SA SOC Ltd.*	92,176	266,660
		3,041,683
South Korea 4.5%
AfreecaTV Co. Ltd.	1,288	147,039
BNK Financial Group, Inc.	55,149	371,618
Hana Financial Group, Inc.	39,518	1,491,047
KB Financial Group, Inc.	29,982	1,330,766
Kia Corp.	19,279	1,405,995
Korea Investment Holdings Co. Ltd.	1,155	96,579
KT&G Corp.	1,228	87,920
Kumho Petrochemical Co. Ltd.	2,124	376,410
LG Electronics, Inc.	10,013	1,379,016
POSCO	4,034	1,283,713
Samsung Electronics Co. Ltd.	22,822	1,561,514
Samsung Securities Co. Ltd.	2,730	105,347
SK Hynix, Inc.	6,760	666,727
SK Telecom Co. Ltd.	5,282	1,380,209
		11,683,900
Spain 0.6%
Endesa SA	45,884	1,115,484
Faes Farma SA	29,240	114,197
Pharma Mar SA	4,945	422,588
		1,652,269
Sweden 2.2%
Atlas Copco AB (Class A Stock)	6,300	426,287
Atlas Copco AB (Class B Stock)	3,502	198,998
Epiroc AB (Class A Stock)	35,938	838,889
Evolution AB, 144A	9,110	1,591,325
Sandvik AB	40,801	1,063,647
Skandinaviska Enskilda Banken AB (Class A Stock)	25,818	348,893

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Svenska Handelsbanken AB (Class A Stock)	41,040	$463,106
Swedish Match AB	86,030	769,776
		5,700,921
Switzerland 5.6%
ABB Ltd.	44,453	1,627,063
Adecco Group AG	1,722	103,016
ALSO Holding AG*	1,126	347,023
Chocoladefabriken Lindt & Spruengli AG	1	115,906
Geberit AG	1,128	926,746
Holcim Ltd.*	4,316	253,201
Julius Baer Group Ltd.	2,054	135,669
Kuehne + Nagel International AG	4,106	1,386,354
Logitech International SA	12,761	1,395,325
Nestle SA	13,388	1,696,758
Novartis AG	5,637	521,531
Roche Holding AG	2,925	1,130,503
Sonova Holding AG	2,823	1,109,897
STMicroelectronics NV	15,760	648,522
Swiss Life Holding AG	297	153,326
Swisscom AG	2,191	1,319,274
UBS Group AG	111,696	1,838,209
		14,708,323
Taiwan 4.9%
ASE Technology Holding Co. Ltd.	27,000	119,203
Asustek Computer, Inc.*	108,000	1,362,491
Cathay Financial Holding Co. Ltd.	418,000	815,155
China General Plastics Corp.*	298,000	426,112
CTBC Financial Holding Co. Ltd.*	120,000	98,198
Evergreen Marine Corp. Taiwan Ltd.*	76,000	363,849
Fubon Financial Holding Co. Ltd.	539,000	1,452,596
Giant Manufacturing Co. Ltd.	10,000	115,503
Grand Pacific Petrochemical*	184,000	192,967
Hon Hai Precision Industry Co. Ltd.	370,000	1,461,378
King’s Town Bank Co. Ltd.	72,000	104,221
Lite-On Technology Corp.	386,000	885,657
MediaTek, Inc.	35,000	1,147,414
Novatek Microelectronics Corp.*	6,000	110,830
Realtek Semiconductor Corp.	5,000	105,946
Taiwan Semiconductor Manufacturing Co. Ltd.	171,000	3,576,222

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
United Microelectronics Corp.	208,000	$439,976
Yuanta Financial Holding Co. Ltd.	120,000	109,166
		12,886,884
Thailand 0.1%
Charoen Pokphand Foods PCL	272,500	215,912
Com7 PCL	38,000	75,167
		291,079
Turkey 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	95,874	253,098
Coca-Cola Icecek A/S	107,736	1,086,091
Enerjisa Enerji A/S, 144A	556,976	675,822
		2,015,011
Ukraine 0.1%
Ferrexpo PLC	55,720	374,534
United Kingdom 5.8%
3i Group PLC	70,514	1,243,061
888 Holdings PLC	143,389	742,148
Abrdn PLC	26,817	105,689
Ashtead Group PLC	7,171	536,265
Barratt Developments PLC	8,883	86,829
British American Tobacco PLC	52,425	1,952,075
Central Asia Metals PLC	55,257	188,730
CNH Industrial NV	26,255	440,598
DCC PLC	1,260	105,168
Dunelm Group PLC	11,745	216,510
GlaxoSmithKline PLC	39,288	774,142
Halfords Group PLC*	86,458	429,345
IG Group Holdings PLC	35,189	436,762
Imperial Brands PLC	51,201	1,096,595
JD Sports Fashion PLC	8,631	107,229
Kingfisher PLC	282,954	1,445,458
Man Group PLC	171,027	468,856
Next PLC*	1,288	140,810
Persimmon PLC	2,976	120,225
Reach PLC	89,628	481,433
Safestore Holdings PLC, REIT	32,233	472,914
SSE PLC	9,243	186,487
Tesco PLC	61,010	197,429

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Unilever PLC	34,034	$1,954,458
Vodafone Group PLC	697,359	1,121,658
WPP PLC	11,700	151,190
		15,202,064
United States 1.3%
Ferguson PLC	13,825	1,935,391
JBS SA	195,200	1,203,076
Schneider Electric SE	1,518	254,719
		3,393,186

Total Common Stocks (cost $211,648,222)		248,573,845
Exchange-Traded Fund 1.0%
United States
iShares MSCI EAFE ETF(a) (cost $2,608,280)	32,200	2,559,578
Preferred Stocks 0.7%
Brazil 0.4%
Cia Energetica de Minas Gerais (PRFC)	44,100	101,269
Cia Paranaense de Energia (PRFC B)	232,000	271,723
Petroleo Brasileiro SA (PRFC)	120,400	622,777
		995,769
Germany 0.1%
Henkel AG & Co. KGaA (PRFC)	1,480	150,054
Sartorius AG (PRFC)	248	150,094
Volkswagen AG (PRFC)	315	76,941
		377,089
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	7,571	475,329

Total Preferred Stocks (cost $1,513,671)		1,848,187

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Malaysia
Comfort Glove Bhd, expiring 06/26/26 (cost $0)	57,420	$7,620

Total Long-Term Investments (cost $215,770,173)		252,989,230

		Shares
Short-Term Investments 6.1%
Affiliated Mutual Funds 5.7%
PGIM Core Ultra Short Bond Fund(wa)	10,547,376	10,547,376
PGIM Institutional Money Market Fund (cost $4,459,714; includes $4,459,520 of cash collateral for securities on loan)(b)(wa)	4,462,391	4,459,714

Total Affiliated Mutual Funds (cost $15,007,090)			15,007,090

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) 0.4%
U.S. Treasury Bills	0.028%	09/16/21	650	649,965
U.S. Treasury Bills	0.037	12/09/21	300	299,944

Total U.S. Treasury Obligations (cost $949,937)				949,909

Total Short-Term Investments (cost $15,957,027)				15,956,999

TOTAL INVESTMENTS 102.8% (cost $231,727,200)				268,946,229
Liabilities in excess of other assets(z) (2.8)%				(7,282,427)

Net Assets 100.0%				$261,663,802

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International

PGIM QMA International Equity Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
SDR—Sweden Depositary Receipt
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,303,343; cash collateral of $4,459,520 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
45	Mini MSCI EAFE Index	Sep. 2021	$5,218,650	$(31,930)
41	Mini MSCI Emerging Markets Index	Sep. 2021	2,619,285	(91,038)
				$(122,968)
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).